CASH AND BANK BALANCES INCLUDING RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and bank balances [Line Items]
Restricted cash, current portion	$ 4,102	$ 5,667
Cash on hand	376	494
Cash at bank	54,853	46,067
Cash and bank balances	59,331	52,228
Less: Restricted cash, current portion	(4,102)	(5,667)
Cash and cash equivalents in the statements of cash flows	55,229	46,561
Restricted cash
Current and Non Current	8,662	10,009
Short Term [Member]
Restricted cash
Current	4,102	5,667
Long Term [Member]
Restricted cash
Non-current	$ 4,560	$ 4,342